Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Schedule of Restricted Cash	As of December 31, 2019 and 2018, restricted cash consisted of the following (in thousands):
	December 31,
	2019	2018
Current restricted cash
Liquefaction Project	$79,741	$289,141